Segment Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023 item	Dec. 31, 2025 CNY (¥) segment item	Dec. 31, 2025 USD ($) segment item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Number of operating segments | segment		2	2
Number of reportable segments not disclosed		true	true
Net revenues		¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
China
Segment Information
Number of operating segments	2
Number of business lines in segment		2	2
Net revenues | ¥		¥ 9,811,645		¥ 9,310,046	¥ 8,701,254